Harbor Capital Appreciation Fund Annual Fund Operating Expenses - Harbor Capital Appreciation Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Retirement Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%	[2]
Expenses (as a percentage of Assets)	0.64%
Fee Waiver or Reimbursement	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	0.59%	[1]
Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%	[2]
Expenses (as a percentage of Assets)	0.72%
Fee Waiver or Reimbursement	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	0.67%	[1]
Administrative Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.12%	[2]
Expenses (as a percentage of Assets)	0.97%
Fee Waiver or Reimbursement	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	0.92%	[1]
Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%	[2]
Expenses (as a percentage of Assets)	1.06%
Fee Waiver or Reimbursement	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	1.01%	[1]

[1]	The Advisor has contractually agreed to reduce the management fee to 0.56% on assets between $5 billion and $10 billion, 0.54% on assets between $10 billion and $20 billion and 0.53% on assets over $20 billion through February 28, 2027. Only the Fund’s Board of Trustees may modify or terminate this agreement.
[2]	Restated to reflect current fees for the Investor Class.